Property plant and equipment net (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Subtotal	$ 133,944	$ 145,949
Accumulated depreciation	(89,076)	(66,467)
Total	44,868	79,482
Plant, machinery and equipment
Subtotal	64,449	70,113
Transportation equipment.
Subtotal	49,241	54,362
Office equipment
Subtotal	$ 20,254	$ 21,474